FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 25,603	$ 2,770	$ 3,637	$ 3,152
Amortized cost [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	25,603	2,770
Prepaid expenses and Other Receivables	672	2,176
Investment
Accounts payable and accrued liabilities	477	1,938
Unsecured notes payable		150
Warrant liability
Fair Value to Other Comprehensive Income [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Prepaid expenses and Other Receivables
Investment	8,781	9,144
Accounts payable and accrued liabilities
Unsecured notes payable
Warrant liability	$ 159	$ 1,120